Summary of Significant Accounting Policies (Details) $ in Millions				12 Months Ended
	Apr. 16, 2026 USD ($)	Jan. 23, 2025 HKD ($)	Jan. 23, 2025 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 TWD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Loss from operation (in Dollars)				$ (23,500,000)
Accumulated deficit (in Dollars)				(47,700,000)		$ (24,217,621)	$ (6,086,951)
Proceeds of initial public offering (in Dollars)	$ 5,435,772	$ 71,462,841	$ 9,200,000	0	$ 0	71,462,841
Provision of credit losses				258,924	33,026
Reserve for credit losses				71,113		$ 330,037	9,071
Impaired prepayments				3,083,924	393,358
Impairment loss of games development costs				$ 4,312,000	$ 550,000
Realized examination percentage				50.00%	50.00%
Deposit (in New Dollars)								$ 3
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Reserve for credit losses				$ 71,113			$ 9,071
United States of America, Dollars [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation rate				1			1	1
Hong Kong, Dollars [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation rate				7.84			7.84	7.84
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge						13.80%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge				11.20%	11.20%	10.60%
Customer Concentration Risk [Member] | Two customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge				18.70%	18.70%	10.30%
Customer Concentration Risk [Member] | Two customers [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge				10.80%	10.80%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge				10.60%	10.60%
Customer Concentration Risk [Member] | Four Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge				10.10%	10.10%
Customer Concentration Risk [Member] | One customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge				23.40%	23.40%
Vendor Member | Supplier Concentration Risk [Member] | Total Purchases Member
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge				10.00%	10.00%	10.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge				14.30%	14.30%	26.10%
Two Suppliers [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percenatge						22.60%
Hong Kong, Dollars [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances in bank accounts (in Dollars)				$ 500,000
Eligible deposits (in Dollars)				$ 500,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds of initial public offering (in Dollars)		$ 64,093,706	$ 8,238,371
IPO [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proceeds of initial public offering (in Dollars)	$ 6,000,000